10. Shareholders’ Equity (Details 3) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOptionAssumptionsLineItems [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum
DisclosureOfOptionAssumptionsLineItems [Line Items]
Expected stock price volatility	59.00%	44.00%
Risk-free interest rate	1.20%	0.50%
Expected life	4.50	.17
Maximum
DisclosureOfOptionAssumptionsLineItems [Line Items]
Expected stock price volatility	62.00%	73.00%
Risk-free interest rate	1.70%	12.00%
Expected life	5.00	5.00